Recent accounting pronouncements (Details) ¥ in Millions	Jan. 01, 2020 CNY (¥)
Accumulated deficit [Member] | ASU 2016-13
Recent accounting pronouncements
Cumulative Effect on adoption of new accounting standard	¥ 300.0